Terms of Interest Rate Swap Agreements (Details)	Dec. 31, 2012 3.31% USD ($)		Dec. 31, 2012 2.86% USD ($)		Dec. 31, 2012 2.95% USD ($)		Dec. 31, 2012 2.94% Maturity On October 31, 2016 USD ($)		Dec. 31, 2012 2.94% Maturity On December 30, 2016 USD ($)		Dec. 31, 2012 3.11% GBP (£)		Dec. 31, 2012 3.17% CAD
Derivative [Line Items]
Notional Amount	$ 250,000,000		$ 100,000,000		$ 60,000,000		$ 60,000,000		$ 50,000,000		£ 50,000,000		25,000,000
Fixed Interest Rate	3.31%	[1]	2.86%	[1]	2.95%	[1]	2.94%	[1]	2.94%	[1]	3.11%	[1]	3.17%	[1]

[1]	Includes applicable margin of 1.75% per annum on LIBOR or CDOR-based debt in effect as of December 31, 2012 under the Credit Agreement.